ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 22, 2017	Robert M. Schmidt T +1 617 951 7831 F +1 617 235 9425 Robert.schmidt@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Allianz Funds Multi-Strategy Trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 121 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being submitted in connection with the Trust’s registration of Class R6, Class P and Institutional Class shares of each of AllianzGI Core Bond Fund, AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund (together, the “Funds”).

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Class R6, Class P and Institutional Class shares of the Funds; and

2.	The Statement of Additional Information of the Trust.

The Amendment relates only to the Funds and does not supersede or amend disclosure in the Registration Statement relating to any other series or class of shares of the Trust.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 617-951-7831.

Sincerely,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Thomas J. Fuccillo, Esq.

Angela Borreggine, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Keith MacLeod, Esq.